Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2020
Changes in the Allowance for Loan Losses and Loan Balances Outstanding	The following tables present, by portfolio segment, the changes in the allowance for loan losses, the ending allocation of the allowance for loan losses and the loan balances outstanding for the years ended December 31, 2020, 2019 and 2018. The changes can be impacted by overall loan volume, adversely graded loans, historical charge-offs and economic factors

Allowance for loan losses:

December 31, 2020	Beginning balance	Charge-offs		Recoveries	Provision (Credit)	Ending Balance
Commercial & Agriculture	$2,219	$	(20)	$7	$604	$2,810
Commercial Real Estate:
Owner Occupied	2,541		(148)	259	1,405	4,057
Non-Owner Occupied	6,584		—	48	5,819	12,451
Residential Real Estate	1,582		(236)	218	920	2,484
Real Estate Construction	1,250		—	4	1,185	2,439
Farm Real Estate	344		—	13	(19)	338
Consumer and Other	247		(61)	65	(42)	209
Unallocated	—		—	—	240	240
Total	$14,767	$	(465)	$614	$10,112	$25,028

Allowance for loan losses:

December 31, 2019	Beginning balance	Charge-offs		Recoveries	Provision (Credit)	Ending Balance
Commercial & Agriculture	$1,747	$	(114)	$86	$500	$2,219
Commercial Real Estate:
Owner Occupied	1,962		(161)	289	451	2,541
Non-Owner Occupied	5,803		—	102	679	6,584
Residential Real Estate	1,531		(294)	259	86	1,582
Real Estate Construction	1,046		(24)	3	225	1,250
Farm Real Estate	397		—	5	(58)	344
Consumer and Other	284		(183)	85	61	247
Unallocated	909		—	—	(909)	—
Total	$13,679	$	(776)	$829	$1,035	$14,767

Allowance for loan losses:

December 31, 2018	Beginning balance	Charge-offs		Recoveries	Provision (Credit)	Ending Balance
Commercial & Agriculture	$1,562	$	(249)	$169	$265	$1,747
Commercial Real Estate:
Owner Occupied	2,043		(193)	158	(46)	1,962
Non-Owner Occupied	5,307		(153)	28	621	5,803
Residential Real Estate	1,910		(105)	208	(482)	1,531
Real Estate Construction	834		—	—	212	1,046
Farm Real Estate	430		—	5	(38)	397
Consumer and Other	290		(203)	100	97	284
Unallocated	758		—	—	151	909
Total	$13,134	$	(903)	$668	$780	$13,679

The following tables present, by portfolio segment, the allocation of the allowance for loan losses and related loan balances as of December 31, 2020 and December 31, 2019.

December 31, 2020	Loans acquired with credit deterioration	Loans individually evaluated for impairment	Loans collectively evaluated for impairment	Total
Allowance for loan losses:
Commercial & Agriculture	$—	$73	$2,737	$2,810
Commercial Real Estate:
Owner Occupied	—	5	4,052	4,057
Non-Owner Occupied	—	—	12,451	12,451
Residential Real Estate	—	29	2,455	2,484
Real Estate Construction	—	—	2,439	2,439
Farm Real Estate	—	—	338	338
Consumer and Other	—	—	209	209
Unallocated	—	—	240	240
Total	$—	$107	$24,921	$25,028

Outstanding loan balances:
Commercial & Agriculture	$—	$74	$409,802	$409,876
Commercial Real Estate:
Owner Occupied	—	980	277,433	278,413
Non-Owner Occupied	—	48	705,024	705,072
Residential Real Estate	388	946	441,254	442,588
Real Estate Construction	—	—	175,609	175,609
Farm Real Estate	—	618	32,484	33,102
Consumer and Other	—	—	12,842	12,842
Total	$388	$2,666	$2,054,448	$2,057,502

December 31, 2019	Loans acquired with credit deterioration	Loans individually evaluated for impairment	Loans collectively evaluated for impairment	Total
Allowance for loan losses:
Commercial & Agriculture	$—	$—	$2,219	$2,219
Commercial Real Estate:
Owner Occupied	—	9	2,532	2,541
Non-Owner Occupied	—	—	6,584	6,584
Residential Real Estate	—	82	1,500	1,582
Real Estate Construction	—	—	1,250	1,250
Farm Real Estate	—	—	344	344
Consumer and Other	—	—	247	247
Unallocated	—	—	—	—
Total	$—	$91	$14,676	$14,767

Outstanding loan balances:
Commercial & Agriculture	$—	$367	$202,743	$203,110
Commercial Real Estate:
Owner Occupied	—	426	245,180	245,606
Non-Owner Occupied	—	374	591,848	592,222
Residential Real Estate	467	1,764	460,801	463,032
Real Estate Construction	—	—	155,825	155,825
Farm Real Estate	—	666	33,448	34,114
Consumer and Other	—	—	15,061	15,061
Total	$467	$3,597	$1,704,906	$1,708,970

Credit Exposures by Internally Assigned Grades
December 31, 2020	Pass	Special Mention	Substandard	Doubtful	Ending Balance
Commercial & Agriculture	$401,636	$4,472	$3,768	$—	$409,876
Commercial Real Estate:
Owner Occupied	248,316	19,429	10,668	—	278,413
Non-Owner Occupied	604,909	58,270	41,893	—	705,072
Residential Real Estate	81,409	668	5,524	—	87,601
Real Estate Construction	158,207	962	492	—	159,661
Farm Real Estate	30,486	216	2,400	—	33,102
Consumer and Other	833	—	33	—	866
Total	$1,525,796	$84,017	$64,778	$—	$1,674,591

December 31, 2019	Pass	Special Mention	Substandard	Doubtful	Ending Balance
Commercial & Agriculture	$199,649	$2,236	$1,225	$—	$203,110
Commercial Real Estate:
Owner Occupied	237,171	5,617	2,818	—	245,606
Non-Owner Occupied	588,633	2,155	1,434	—	592,222
Residential Real Estate	73,289	528	6,495	—	80,312
Real Estate Construction	145,251	—	9	—	145,260
Farm Real Estate	30,808	567	2,739	—	34,114
Consumer and Other	1,289	—	6	—	1,295
Total	$1,276,090	$11,103	$14,726	$—	$1,301,919

Performing and Nonperforming Loans	Certain TDRs are classified as nonperforming at the time of restructure and may only be returned to performing status after considering the borrower’s sustained repayment performance for a reasonable period, generally six months.
December 31, 2020	Residential Real Estate	Real Estate Construction	Consumer and Other	Total
Performing	$354,987	$15,948	$11,976	$382,911
Nonperforming	—	—	—	—
Total	$354,987	$15,948	$11,976	$382,911

December 31, 2019	Residential Real Estate	Real Estate Construction	Consumer and Other	Total
Performing	$382,720	$10,565	$13,766	$407,051
Nonperforming	—	—	—	—
Total	$382,720	$10,565	$13,766	$407,051

Aging Analysis of Past Due Loans

The following tables include an aging analysis of the recorded investment of past due loans outstanding as of December 31, 2020 and 2019.

December 31, 2020	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater	Total Past Due	Current	Purchased Credit- Impaired Loans	Total Loans	Past Due 90 Days and Accruing
Commercial & Agriculture	$117	$25	$50	$192	$409,684	$—	$409,876	$—
Commercial Real Estate:
Owner Occupied	—	4	102	106	278,307	—	278,413	—
Non-Owner Occupied	—	—	6	6	705,066	—	705,072	—
Residential Real Estate	1,059	867	1,314	3,240	438,960	388	442,588	—
Real Estate Construction	—	—	—	—	175,609	—	175,609	—
Farm Real Estate	—	—	4	4	33,098	—	33,102	—
Consumer and Other	59	1	16	76	12,766	—	12,842	—
Total	$1,235	$897	$1,492	$3,624	$2,053,490	$388	$2,057,502	$—
December 31, 2019	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater	Total Past Due	Current	Purchased Credit- Impaired Loans	Total Loans	Past Due 90 Days and Accruing
Commercial & Agriculture	$27	$35	$106	$168	$202,942	$—	$203,110	$—
Commercial Real Estate:
Owner Occupied	453	63	663	1,179	244,427	—	245,606	—
Non-Owner Occupied	—	—	8	8	592,214	—	592,222	—
Residential Real Estate	2,399	198	1,775	4,372	458,193	467	463,032	—
Real Estate Construction	—	—	—	—	155,825	—	155,825	—
Farm Real Estate	—	—	7	7	34,107	—	34,114	—
Consumer and Other	129	46	—	175	14,886	—	15,061	—
Total	$3,008	$342	$2,559	$5,909	$1,702,594	$467	$1,708,970	$—

Summary of Nonaccrual Loans Excluding Purchased Credit-Impaired (PCI) Loans

The following table presents loans on nonaccrual status, excluding purchased credit-impaired (PCI) loans, as of December 31, 2020 and 2019.

	2020	2019
Commercial & Agriculture	$139	$173
Commercial Real Estate:
Owner Occupied	964	938
Non-Owner Occupied	6	8
Residential Real Estate	3,893	4,183
Real Estate Construction	7	9
Farm Real Estate	85	284
Consumer and Other	31	4
Total	$5,125	$5,599

Schedule of Loan Modifications

There were no loans modified during the twelve month period ended December 31, 2020.  Loan modifications that are considered TDRs completed during the twelve month periods ended December 31, 2019 and 2018 were as follows:

For the Twelve Month Period Ended December 31, 2019
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Commercial & Agriculture	—	$—	$—
Commercial Real Estate:
Owner Occupied	—	—	—
Non-Owner Occupied	1	382	382
Residential Real Estate	—	—	—
Real Estate Construction	—	—	—
Farm Real Estate	—	—	—
Consumer and Other	—	—	—
Total Loan Modifications	1	$382	$382

	For the Twelve Month Period Ended December 31, 2018
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Commercial & Agriculture	—	$—	$—
Commercial Real Estate:
Owner Occupied	—	—	—
Non-Owner Occupied	—	—	—
Residential Real Estate	1	23	23
Real Estate Construction	—	—	—
Farm Real Estate	1	110	110
Consumer and Other	—	—	—
Total Loan Modifications	2	$133	$133

Impaired Financing Receivables Excluding PCI Loans

The following table includes the recorded investment and unpaid principal balances for impaired financing receivables, excluding PCI loans, with the associated allowance amount, if applicable, as of December 31, 2020 and 2019.

	December 31, 2020			December 31, 2019
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commercial & Agriculture	$—	$—		$367	$367
Commercial Real Estate:
Owner Occupied	757	757		168	168
Non-Owner Occupied	48	48		374	374
Residential Real Estate	915	940		1,571	1,643
Farm Real Estate	618	618		666	666
Total	2,338	2,363		3,146	3,218
With an allowance recorded:
Commercial & Agriculture	74	74	$73	—	—	$—
Commercial Real Estate:
Owner Occupied	223	223	5	258	258	9
Residential Real Estate	31	35	29	193	197	82
Farm Real Estate	—	—	—	—	—	—
Total	328	332	107	451	455	91
Total:
Commercial & Agriculture	74	74	73	367	367	—
Commercial Real Estate:
Owner Occupied	980	980	5	426	426	9
Non-Owner Occupied	48	48	—	374	374	—
Residential Real Estate	946	975	29	1,764	1,840	82
Farm Real Estate	618	618	—	666	666	—
Total	$2,666	$2,695	$107	$3,597	$3,673	$91

The following tables include the average recorded investment and interest income recognized for impaired financing receivables as of, and for the years ended, December 31, 2020, 2019 and 2018.

For the year ended:	December 31, 2020		December 31, 2019
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Commercial & Agriculture	$88	$4	$367	$33
Commercial Real Estate:
Owner Occupied	520	27	456	32
Non-Owner Occupied	243	16	308	20
Residential Real Estate	1,361	43	1,271	58
Farm Real Estate	647	26	683	29
Total	$2,859	$116	$3,085	$172
For the year ended:	December 31, 2018
	Average Recorded Investment	Interest Income Recognized
Commercial & Agriculture	$636	$25
Commercial Real Estate:
Owner Occupied	610	33
Non-Owner Occupied	39	5
Residential Real Estate	1,519	75
Farm Real Estate	716	29
Total	$3,520	$167

Schedule of Changes in Amortized Yield for PCI Loans

Changes in the amortizable yield for PCI loans were as follows, since acquisition:

	At December 31, 2020	At December 31, 2019
	(In Thousands)	(In Thousands)
Balance at beginning of period	$255	$336
Acquisition of PCI loans	—	—
Accretion	(336)	(164)
Transfers from non-accretable to accretable	306	83
Balance at end of period	$225	$255

Schedule of Loans Acquired and Accounted

The following table presents additional information regarding loans acquired and accounted for in accordance with ASC 310-30:

	At December 31, 2020	At December 31, 2019
	Acquired Loans with Specific Evidence of Deterioration of Credit Quality (ASC 310-30)	Acquired Loans with Specific Evidence of Deterioration of Credit Quality (ASC 310-30)
	(In Thousands)
Outstanding balance	$687	$1,149
Carrying amount	388	467

CARES Act [Member]
Schedule of Loan Modifications	Details with respect to loan modifications that remain on deferred status are as follows:

	Number of		Percent of
Type of Loan	Loans	Balance	Loans Outstanding[1]
		(In thousands)
Commercial & Agriculture	21	$4,069	0.22%
Commercial Real Estate:
Owner Occupied	12	13,072	0.71%
Non-Owner Occupied	19	51,027	2.77%
Residential Real Estate	1	180	0.01%
Real Estate Construction	2	5,438	0.30%
Total	55	$73,786	4.01%
[1] excluding PPP loans